Other Comprehensive Income and Accumulated Other Comprehensive Income (details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated other comprehensive income [Roll Forward]
Shareholders' equity, beginning of year	$ 23,598	$ 24,836
Other comprehensive income (loss), net of taxes	(598)	(1,037)	$ 70
Shareholders' equity, end of year	23,221	23,598	24,836
Pre-tax components of other comprehensive income (loss) and related tax expense (benefit)
Other comprehensive income (loss) before income taxes	(887)	(1,429)	195
Income tax expense (benefit), other comprehensive income (loss)	(289)	(392)	125
Other comprehensive income (loss), net of taxes	(598)	(1,037)	70
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated other comprehensive income [Roll Forward]
Shareholders' equity, beginning of year	(157)	880	810
Other comprehensive income (loss) before reclassifications	(605)	(1,089)	52
Amounts reclassified from accumulated other comprehensive income	7	52	18
Other comprehensive income (loss), net of taxes	(598)	(1,037)	70
Shareholders' equity, end of year	(755)	(157)	880
Pre-tax components of other comprehensive income (loss) and related tax expense (benefit)
Other comprehensive income (loss) before income taxes	(887)	(1,429)	195
Income tax expense (benefit), other comprehensive income (loss)	(289)	(392)	125
Other comprehensive income (loss), net of taxes	(598)	(1,037)	70
Changes in Net Unrealized Gains on Investment Securities Having No Credit Losses Recognized in the Consolidated Statement of Income [Member]
Accumulated other comprehensive income [Roll Forward]
Shareholders' equity, beginning of year	1,100	1,768	1,125
Other comprehensive income (loss) before reclassifications	(530)	(641)	667
Amounts reclassified from accumulated other comprehensive income	(42)	(27)	(24)
Other comprehensive income (loss), net of taxes	(572)	(668)	643
Shareholders' equity, end of year	528	1,100	1,768
Pre-tax components of other comprehensive income (loss) and related tax expense (benefit)
Other comprehensive income (loss) before income taxes	(883)	(1,020)	976
Income tax expense (benefit), other comprehensive income (loss)	(311)	(352)	333
Other comprehensive income (loss), net of taxes	(572)	(668)	643
Changes in Net Unrealized Gains on Investment Securities Having Credit Losses Recognized in the Consolidated Statement of Income [Member]
Accumulated other comprehensive income [Roll Forward]
Shareholders' equity, beginning of year	189	198	197
Other comprehensive income (loss) before reclassifications	4	(11)	(2)
Amounts reclassified from accumulated other comprehensive income	9	2	3
Other comprehensive income (loss), net of taxes	13	(9)	1
Shareholders' equity, end of year	202	189	198
Pre-tax components of other comprehensive income (loss) and related tax expense (benefit)
Other comprehensive income (loss) before income taxes	21	(14)	2
Income tax expense (benefit), other comprehensive income (loss)	8	(5)	1
Other comprehensive income (loss), net of taxes	13	(9)	1
Net Benefit Plan Assets and Obligations Recognized in Shareholders' Equity [Member]
Accumulated other comprehensive income [Roll Forward]
Shareholders' equity, beginning of year	(713)	(755)	(431)
Other comprehensive income (loss) before reclassifications	(30)	(18)	(363)
Amounts reclassified from accumulated other comprehensive income	40	60	39
Other comprehensive income (loss), net of taxes	10	42	(324)
Shareholders' equity, end of year	(703)	(713)	(755)
Pre-tax components of other comprehensive income (loss) and related tax expense (benefit)
Other comprehensive income (loss) before income taxes	16	66	(494)
Income tax expense (benefit), other comprehensive income (loss)	6	24	(170)
Other comprehensive income (loss), net of taxes	10	42	(324)
Net Unrealized Foreign Currency Translation [Member]
Accumulated other comprehensive income [Roll Forward]
Shareholders' equity, beginning of year	(733)	(331)	(81)
Other comprehensive income (loss) before reclassifications	(49)	(419)	(250)
Amounts reclassified from accumulated other comprehensive income		17
Other comprehensive income (loss), net of taxes	(49)	(402)	(250)
Shareholders' equity, end of year	(782)	(733)	(331)
Pre-tax components of other comprehensive income (loss) and related tax expense (benefit)
Other comprehensive income (loss) before income taxes	(41)	(461)	(289)
Income tax expense (benefit), other comprehensive income (loss)	8	(59)	(39)
Other comprehensive income (loss), net of taxes	$ (49)	$ (402)	$ (250)